Other Receivable	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Receivable

Note 2 – Other Receivable

Other receivable of $11,150 at June 30, 2022 represented amounts due from Vincent Andreula, the former Chief Executive Officer of the Company in accordance with the sales purchase agreement.